Income Taxes - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Income Tax Contingency [Line Items]
Estimated associated withholding tax related to previously taxed earnings	$ 63,000
Cash paid for income taxes	$ 166,849	$ 97,295	$ 89,567
Effective income tax rate, reductions	11.60%	5.60%	2.30%
Interest and penalties recognized within income tax expense	$ 2,000	$ 2,300	$ 300
Interest and penalties accrued	9,000	7,000	6,000
Uncertain Tax Positions	20,000	$ 19,000	$ 92,000
Unrecognized tax benefits expected decrease during the next 12 months	$ 67,000
Foreign Taxing Jurisdictions
Income Tax Contingency [Line Items]
Impact of income tax holiday on diluted earnings per share (in usd per share)	$ 0.06	$ 0.05	$ 0.05